NOTES PAYABLE (Details 4) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Accretion Expense	$ 1,970,167	$ 74,073	$ 2,104,418	$ 74,073	$ 1,937,308	$ 0
Convertible Debt [Member]
Balance			$ 0	$ 2,017,488	2,017,488	0
Additional principal investment					2,999,975	2,000,000
Fair value of warrants					(548,178)
Accretion Expense					548,178
Accrued Interest					1,037,067	17,488
Conversion of Principal and Interest					(6,054,530)
Balance					$ 0	$ 2,017,488